COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wages, salaries and benefits	$ 115,730	$ 97,929
Post-employment benefits	879	921
Share-based compensation expense	9,425	6,326
Compensation expense	$ 126,034	$ 105,176